No. 333-124255
No. 811-21758
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 16
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 16
CLIPPER FUNDS TRUST
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:	Ryan M. Charles, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601

It is proposed that this filing will become effective:
[X]	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485
This post-effective Amendment designates a new effective date for a previously filed post-effective
Title of Securities being Registered Common Stock of:
CLIPPER FUND
EXPLANATORY NOTE
This Post-Effective Amendment No. 16 to the Registration Statement meets the requirement to file XBRL statements on EDGAR.

CLIPPER FUNDS TRUST
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 10th day of May 2019.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
CLIPPER FUNDS TRUST
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 10, 2019
/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 10, 2019

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed on April 30, 2015 as Exhibit 28(q)(1) to Part C of Form N-1A.
CLIPPER FUNDS TRUST
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 10, 2019, by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Francisco L. Borges* Francisco L. Borges	Trustee	May 10, 2019
/s/ Lawrence E. Harris* Lawrence E. Harris	Trustee	May 10, 2019
/s/ Steven N. Kearsley* Steven N. Kearsley	Trustee	May 10, 2019
/s/ Katherine L. MacWilliams* Katherine L. MacWilliams	Trustee	May 10, 2019
/s/ James J. McMonagle* James J. McMonagle	Trustee	May 10, 2019
/s/ Richard O’Brien* Richard O’Brien	Trustee	May 10, 2019
/s/ Andrew A. Davis* Andrew A. Davis	Trustee	May 10, 2019
/s/ Christopher C. Davis* Christopher C. Davis	Trustee	May 10, 2019
Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed on April 30, 2015 as Exhibit 28(q)(1) to Part C of Form N-1A.
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase